Derivative financial instrument liabilities (Details 1) - Derivative Warrant Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	$ 2,273	$ 3,544
Change in fair value	(1,262)	(1,271)
Ending balance at derivative warrant liabilities	$ 1,011	$ 2,273